UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Burney
Title:  Chief Financial Officer
Phone:  (610) 727-3702


Signature, Place and Date of Signing:

/s/ Scott A. Burney                 Berwyn, PA              February 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]


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Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total: $158,320,258.45


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.         Form 13F File Number           Name

1           28-                            Fairfield Redstone Fund Ltd.


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                        FORM 13F INFORMATION TABLE


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December 31 2003
Item 1                                 Item 2           Item 3     Item 4        Item 5              Item 6      Item 7    Item 8
                                                                                          SH/PRN     Investment  Other     Voting
Title of Security                      Class            Cusip      Market Value   Shares  Put/Call   Discretion  Manager  Authority
-----------------                      -----            -----      ------------   ------  --------   ----------  -------  ---------
4 KIDS ENTERTAINMENT INC               Common Stock     350865101   2,214,302.00    85100  SH        Sole        1           85100
ACAMBIS PLC                            ADR              004286100   3,254,108.00    57200  SH        Sole        1           57200
ACCREDO HEALTH INC                     Common Stock     00437V104   1,722,745.00    54500  SH        Sole        1           54500
ADMINISTAFF INC                        Common Stock     007094105   1,972,630.00   113500  SH        Sole        1          113500
AIRTRAN HOLDINGS INC                   Common Stock     00949P108   1,581,510.00   132900  SH        Sole        1          132900
AKAMAI TECHNOLOGIES INC                Common Stock     00971T101   1,846,416.00   171600  SH        Sole        1          171600
ALADDIN KNOWLEDGE SYS LTD              ORD              M0392N10    1,543,104.00   172800  SH        Sole        1          172800
AMER.SCIENCE & ENG.INC.                Common Stock     029429107   1,162,825.00    96500  SH        Sole        1           96500
AMERICAN EQUITY INVESTMENT LIFE HLD    Common Stock     025676206   1,246,250.00   125000  SH        Sole        1          125000
AMERICAS CAR MART INC                  Common Stock     03062T105     961,761.00    35900  SH        Sole        1           35900
APPLIED MATERIALS INC                  Common Stock     038222105   1,763,784.00    78600  SH        Sole        1           78600
ASHFORD HOSPITALITY TRUST INC          Com Shs          044103109   1,539,960.00   164000  SH        Sole        1          164000
ASTA FUNDING INC                       Common Stock     046220109   3,065,375.00    89500  SH        Sole        1           89500
ATMEL CORP                             Common Stock     049513104   2,226,104.00   370400  SH        Sole        1          370400
AUDIOCODES LTD                         ORD              M15342104   1,912,608.00   183200  SH        Sole        1          183200
AUTOBYTEL INC                          Common Stock     05275N106   1,715,413.00   188300  SH        Sole        1          188300
AUTOLIV INC                            Common Stock     052800109     572,280.00    15200  SH        Sole        1           15200
BIO-RAD LAB CL-A                       Class A          090572207   1,084,196.00    18800  SH        Sole        1           18800
BROOKTROUT TECHNOLOGY INC              Common Stock     114580103   1,859,760.00   147600  SH        Sole        1          147600
CAL-MAINE FOODS INC                    Com New          128030202   2,463,241.00    67100  SH        Sole        1           67100
CAPTARIS INC                           Common Stock     14071N104   2,460,998.00   437900  SH        Sole        1          437900
CAPTIVA SOFTWARE CORP DEL              Common Stock     14073T109   1,541,939.00   121700  SH        Sole        1          121700
CELLSTAR CORPORATION                   Common Stock     150925204   1,472,754.00   116700  SH        Sole        1          116700
COCA-COLA ENTERPRISES INC              Common Stock     191219104   1,644,624.00    75200  SH        Sole        1           75200
COMCAST CORPORATION NEW                Class A          20030N101   1,849,356.00    56400  SH        Sole        1           56400
COMPUCOM SYS INC                       Common Stock     204780100   1,283,487.00   247300  SH        Sole        1          247300
CONCORDE CAREER COLLEGES INC           Com New          20651H201   1,807,920.00    72900  SH        Sole        1           72900
CONNS, INC                             Common Stock     208242107   1,189,790.00    73900  SH        Sole        1           73900
CORRECTIONS CORP OF AMERICA INC        Com New          22025Y407   1,135,902.00    39400  SH        Sole        1           39400
COURIER CORP                           Common Stock     222660102   1,598,470.05    41550  SH        Sole        1           41550
COVANSYS CORP                          Common Stock     22281W103   1,723,700.00   156700  SH        Sole        1          156700
CUBIST PHARMACEUTICALS INC             Common Stock     229678107   1,484,740.00   121700  SH        Sole        1          121700
DEERE & COMPANY                        Common Stock     244199105   2,023,055.00    31100  SH        Sole        1           31100
DIGITAL THEATER SYSTEMS, INC           Common Stock     25389G102   3,012,180.00   122000  SH        Sole        1          122000
DREXLER TECHNOLOGY CORP                Common Stock     261876106   1,142,400.00    85000  SH        Sole        1           85000
DRUGSTORE.COM INC                      Common Stock     262241102   1,491,441.00   269700  SH        Sole        1          269700
DYCOM INDUSTRIES INC                   Common Stock     267475101   3,027,978.00   112900  SH        Sole        1          112900
EBOOKERS PLC                           ADR              278725106   1,239,776.00    84800  SH        Sole        1           84800
ENCORE MEDICAL CORPORATION             Common Stock     29256E109   1,632,000.00   200000  SH        Sole        1          200000
FINDWHAT COM                           Common Stock     317794105   1,237,500.00    66000  SH        Sole        1           66000
GILEAD SCIENCES                        Common Stock     375558103   1,713,432.00    29400  SH        Sole        1           29400
GRAFTECH INTERNATIONAL LTD             Common Stock     384313102   1,251,450.00    92700  SH        Sole        1           92700
GUITAR CENTER MGT, INC                 Common Stock     402040109   2,229,312.00    68300  SH        Sole        1           68300
HANOVER CAPITAL MORTGAGE HLDGS INC     Common Stock     410761100   1,080,984.00    87600  SH        Sole        1           87600
HARMAN INTL INDS INC                   Common Stock     413086109   3,469,662.00    46900  SH        Sole        1           46900
HEADWATERS INC                         Common Stock     42210P102   2,471,917.00   126700  SH        Sole        1          126700
ICON PUB LTD CO                        ADR              45103T107   1,831,200.00    42000  SH        Sole        1           42000
IMAX CORPORATION                       Common Stock     45245E109   1,866,760.00   236000  SH        Sole        1          236000
IMPCO TECHNOLOGIES INC                 Common Stock     45255W106   2,712,792.00   311100  SH        Sole        1          311100
INAMED CORP                            Common Stock     453235103   1,979,660.00    41200  SH        Sole        1           41200
INTERGRAPH CORP                        Common Stock     458683109   2,263,778.00    94600  SH        Sole        1           94600
INVESTORS FINANCIAL SVCS CORP          Common Stock     461915100   1,328,986.00    34600  SH        Sole        1           34600
ISTA PHARMACEUTICALS INC               Common Stock     45031X204   1,701,024.00   183300  SH        Sole        1          183300
L-3 COMMUNICATIONS HLDGS INC           Common Stock     502424104   2,429,328.00    47300  SH        Sole        1           47300
LABOR READY INC                        Com New          505401208   3,576,300.00   273000  SH        Sole        1          273000
LANDRYS RESTAURANTS INC                Common Stock     51508L103   1,576,636.00    61300  SH        Sole        1           61300
LEXAR MEDIA INC                        Common Stock     52886P104   2,125,240.00   122000  SH        Sole        1          122000
MACROMEDIA INC                         Common Stock     556100105   1,620,575.00    91300  SH        Sole        1           91300
MAPINFO CORP                           Common Stock     565105103   1,792,993.00   177700  SH        Sole        1          177700
MEMC ELECTRONIC MATERIAL INC           Common Stock     552715104   1,566,136.00   162800  SH        Sole        1          162800
MOBIUS MANAGEMENT SYSTEMS INC          Common Stock     606925105   1,997,435.00   157900  SH        Sole        1          157900
NOVELL INC                             Common Stock     670006105   2,638,818.00   250600  SH        Sole        1          250600
OMNIVISION TECHNOLOGIES INC            Common Stock     682128103   1,729,325.00    31300  SH        Sole        1           31300
OPTIBASE LTD                           Common Stock     M7524R108   1,345,728.00   206400  SH        Sole        1          206400
PC MALL INC                            Common Stock     69323K100   2,199,165.00   135500  SH        Sole        1          135500
RAYOVAC CORPORATION                    Common Stock     755081106   1,877,120.00    89600  SH        Sole        1           89600
SANDERSON FARMS INC                    Common Stock     800013104   2,023,060.00    50200  SH        Sole        1           50200
SMITHFIELD FOODS INC                   Common Stock     832248108   1,045,350.00    50500  SH        Sole        1           50500
SOHU COM                               Common Stock     83408W103   1,540,365.00    51500  SH        Sole        1           51500
SPRINT CORP                            PCS Com Ser 1    852061506   1,758,498.00   312900  SH        Sole        1          312900
ST. JOE COMPANY                        Common Stock     790148100   1,704,153.00    45700  SH        Sole        1           45700
STERICYCLE INC                         Common Stock     858912108   2,260,280.00    48400  SH        Sole        1           48400
SUPERCONDUCTOR TECHNOLOGIES            Common Stock     867931107   1,169,824.00   210400  SH        Sole        1          210400
TAKE TWO INTERACTIVE SOFTWARE          Common Stock     874054109   2,138,444.00    74200  SH        Sole        1           74200
TRANSACT TECHNOLOGIES INC              Common Stock     892918103   1,857,905.00    76300  SH        Sole        1           76300
TTM TECHNOLOGIES  INC                  Common Stock     87305R109   1,878,744.00   111300  SH        Sole        1          111300
UBIQUITEL INC                          Common Stock     903474302   2,921,867.40  1086600  SH        Sole        1         1086600
ULTRATECH INC                          Common Stock     904034105   1,738,704.00    59200  SH        Sole        1           59200
UNITEDGLOBALCOM                        Class A          913247508   2,633,040.00   310500  SH        Sole        1          310500
VERINT SYSTEMS INC                     Common Stock     92343X100   1,714,560.00    76000  SH        Sole        1           76000
VIASAT INC                             Common Stock     92552V100   2,176,218.00   113700  SH        Sole        1          113700
VITESSE SEMICONDUCTOR CORP             Common Stock     928497106   1,553,760.00   265600  SH        Sole        1          265600
VITRAN CORP INC                        Common Stock     92850E107   1,573,480.00   111200  SH        Sole        1          111200
VODAFONE GROUP PLC NEW                 ADR              92857W100   1,810,392.00    72300  SH        Sole        1           72300
WESTERN WIRELESS CORP                  Class A          95988E204   2,737,476.00   149100  SH        Sole        1          149100

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